Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class A
Trading Symbol	SBLGX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class A	$55	1.02%
[1],[2]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%
Net Assets	$ 11,000,391,203
Holdings Count | $ / shares	44	[3]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$11,000,391,203
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	6%
[3]
Holdings [Text Block]
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class C
Trading Symbol	SLCCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class C	$93	1.73%
[4],[5]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.73%
Net Assets	$ 11,000,391,203
Holdings Count | $ / shares	44	[6]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$11,000,391,203
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	6%
[6]
Holdings [Text Block]
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class I
Trading Symbol	SBLYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class I	$40	0.73%
[7],[8]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 11,000,391,203
Holdings Count | $ / shares	44	[9]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$11,000,391,203
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	6%
[9]
Holdings [Text Block]
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class IS
Trading Symbol	LSITX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class IS	$35	0.64%
[10],[11]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Net Assets	$ 11,000,391,203
Holdings Count | $ / shares	44	[12]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$11,000,391,203
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	6%
[12]
Holdings [Text Block]
Class O
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class O
Trading Symbol	LCMMX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class O	$37	0.68%
[13],[14]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Net Assets	$ 11,000,391,203
Holdings Count | $ / shares	44	[15]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$11,000,391,203
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	6%
[15]
Holdings [Text Block]
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Fund
Class Name	Class R
Trading Symbol	LMPLX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment†,*
Class R	$72	1.33%
[16],[17]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%
Net Assets	$ 11,000,391,203
Holdings Count | $ / shares	44	[18]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$11,000,391,203
Total Number of Portfolio Holdings*	44
Portfolio Turnover Rate	6%
[18]
Holdings [Text Block]

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased option contracts, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased option contracts, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased option contracts, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased option contracts, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased option contracts, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased option contracts, if any.